Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers		$ 79,971	[1]	¥ 63,513	[2]	$ 63,513	[1]	¥ 41,890	[2]
Prepaid VAT		50,077		53,399		53,399		48,175
Rental deposit, current				7,825				10,295
Staff advances				4,791				5,418
Prepaid consulting expenses				3,848				1,099
Short-term construction deposits				2,838				4,744
Prepaid short-term rent				3,104				2,724
Interest receivable				490				726
Receivables from third-party payment platform				378				1,266
Others		15,322		23,215		24,083		19,493
Total	¥ 178,467	$ 27,641		¥ 163,401		$ 25,039		¥ 135,830

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.
[2]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.